FEDERATED GOVERNMENT INCOME SECURITIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 30, 2012

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED GOVERNMENT INCOME SECURITIES, INC. (the “Registrant”)

Class A Shares

Class B Shares

Class C Shares

Class F Shares

1933 Act File No. 2-74191

1940 Act File No. 811-3266

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated April 30, 2012, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 53 on April 27, 2012.

If you have any questions regarding this certification, please contact me at (412) 288-2614.

Very truly yours,

/s/ Andrew P. Cross

Andrew P. Cross

Assistant Secretary